Operating expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Operating expenses	Operating expenses

(in thousands of euro)	Year ended December 31,
	2020 (1)			2021			2022
	R&D	G&A	Total	R&D	G&A	Total	R&D	G&A	Impairment	Total
Subcontracting costs(2)	(19,866)	4	(19,862)	(24,189)	(101)	(24,290)	(24,432)	—	—	(24,432)
Cost of supplies and consumable materials	(3,590)	32	(3,558)	(2,533)	(532)	(3,065)	(3,051)	(531)	—	(3,582)
Personnel expenses other than share-based compensation	(13,825)	(6,611)	(20,436)	(14,859)	(8,616)	(23,475)	(14,329)	(8,025)	—	(22,354)
Share-based compensation	(836)	(1,639)	(2,475)	(349)	(2,267)	(2,617)	(2,044)	(2,204)	—	(4,249)
Personnel expenses	(14,661)	(8,250)	(22,911)	(15,208)	(10,883)	(26,092)	(16,373)	(10,229)	—	(26,603)
Non-scientific advisory and consulting(3)	(342)	(4,441)	(4,783)	(161)	(5,108)	(5,269)	(1,441)	(4,244)	—	(5,685)
Leasing and maintenance	(559)	(1,605)	(2,164)	(260)	(1,754)	(2,014)	(200)	(1,798)	—	(1,998)
Travel expenses and meeting attendance	(146)	(138)	(284)	(103)	(170)	(273)	(466)	(252)	—	(718)
Marketing, communication and public relations	(96)	(408)	(504)	(79)	(393)	(472)	(130)	(530)	—	(660)
Scientific advisory and consulting(4)	(962)	—	(962)	(288)	—	(288)	(1,263)	—	—	(1,263)
Other purchases and external expenses	(46)	(2,007)	(2,053)	(30)	(2,395)	(2,425)	(91)	(2,557)	—	(2,648)
Depreciation and amortization	(8,231)	(1,154)	(9,385)	(3,153)	(1,416)	(4,569)	(2,928)	(1,496)	—	(4,424)
Intellectual property expenses	(877)	(393)	(1,270)	(1,279)	(305)	(1,584)	(996)	(296)	—	(1,292)
Other income and (expenses), net	(332)	(626)	(958)	279	(2,467)	(2,188)	(292)	(503)	—	(795)
Impairment of intangible assets (5)	—	—	—	—	—	—	—	—	(41,000)	(41,000)
Total net operating expenses	(49,708)	(18,986)	(68,694)	(47,004)	(25,524)	(72,528)	(51,663)	(22,436)	(41,000)	(115,099)
(1)The 2020 comparative have been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17.
(2)The Company subcontracts a significant part of its preclinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties. Associated costs are recorded in subcontracting on the basis of the level of completion of the clinical trials.
(3)Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(4)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.
(5)Following the Company's decision in December 2022 to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, only indication supporting the recoverable amount of the asset as of December 31, 2021 (as well as of June 30, 2022), the rights relating to the intangible asset have been fully impaired for their net book value on the date of the decision, i.e. €41,000 thousand (see note 6)

	Year ended December 31,
	2020		2021		2022
(in thousands of euro)	Deloitte & Associés	Total	Deloitte & Associés	Total	Deloitte & Associés	Total
Audit fees	684	684	702	702	855	855
Non-audit fees	115	115	78	78	248	248
Total	799	799	780	780	1,103	1,103
*Non-audit fees: these fees correspond to services performed by the auditors related to the production of certification in the context of the declaration of expenses for the obtention of grants; to the verification report of social and environmental information, special reports within the framework of operations on the Company’s capital
Personnel expenses other than share-based compensation
The line item amounted to €20,436 thousand, €23,475 thousand and €22,354 thousand for the years ended December 31, 2020, 2021 and 2022 respectively. These items do not include personnel expenses relating to the Lumoxiti discontinued operation (see note 17). The Company had 214 employees as of December 31, 2021, compared to 208 as of December 31, 2022.
Depreciation and amortization
The line item is mainly composed of the amortization of the monalizumab, IPH5201 intangible assets (see Note 6).
Cost of supplies and consumable materials
Cost of supplies and consumable materials consists mainly of the cost of procurement of the Company’s drug substance and/or drug product that is manufactured by third-parties. This line item amounts to €3,558 thousand €3,065 thousand and €3,582 thousand for the years ended December 31, 2020, 2021 and 2022, respectively.